Document and Entity Information - shares	9 Months Ended
	Jul. 31, 2017	Nov. 29, 2017
Document And Entity Information
Entity Registrant Name	Viva Entertainment Group Inc.
Entity Central Index Key	0001479000
Document Type	S-1
Document Period End Date	Jul. 31, 2017
Amendment Flag	true
Amendment Description

EXPLANATORY NOTE

This Amendment No. 1 to Quarterly Report on Form 10-Q/A (this “Amended Report”) is being filed with the Securities and Exchange Commission to amend the Quarterly Report on Form 10-Q for the fiscal quarter ended July 31, 2017 (the “Original 10-Q”) of Viva Entertainment Group, Inc. to increase convertible debt and derivative liabilities due to a single note payable, which was inadvertently omitted in the Original 10Q. As a result, the total liabilities was increased $74,667 as of July 31, 2017, and the net loss was increase by $74,667 for the three and nine months ended July 31, 2017, respectively.

Accordingly, the section of Management’s Discussion and Analysis related to net losses during the three and nine months ended July 31, 2017 was updated for such changes. Other than that, this Amended Report still speaks only as of the date it was initially filed.

This Amended Report includes currently-dated certifications of the Company’s Chief Executive Officer and Chief Financial Officer, as required by Sections 302 and 906 of the Sarbanes-Oxley Act of 2002.

Current Fiscal Year End Date	--10-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		3,972,154,060
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2017